Accumulated Other Comprehensive Income (Loss)	10 Months Ended
Jan. 01, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
K. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Accumulated other comprehensive income (loss) at the end of each fiscal year was as follows:

(Millions of Dollars)	2010	2009	2008
Currency translation adjustment	$29.1	$15.1	$(67.2)
Pension loss, net of tax	(62.5)	(84.6)	(83.0)
Fair value of net investment hedge effectiveness, net of tax	(32.7)	(11.8)	(6.6)
Fair value of cash flow hedge effectiveness, net of tax	(50.2)	4.8	4.8

Accumulated other comprehensive loss	$(116.3)	$(76.5)	$(152.0)